UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: March 31, 2013

Institutional Investment Manager Filing this Report:
Name: Kinetics Advisers LLC
Address: 470 Park Avenue South
4th Floor South
New York, N.Y. 10016

13F File Number: 28-14521

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Associate General Counsel
Phone: 646-495-7347
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
May 15, 2013

Report Type: 13F NOTICE

List of Other Managers Reporting for this Manager: Horizon Kinetics LLC Form 13F File Number 28-14519

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.